Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions	R$ 52,848	R$ 23,637	R$ 22,055
Legal proceedings provision
Provisions
Provisions	21,682	20,613	18,516	R$ 19,086
Provision for expected credit losses on loan commitments
Provisions
Provisions	R$ 31,166	R$ 3,024	R$ 3,539	R$ 3,891